Related Party Transactions	12 Months Ended
Jun. 30, 2012
Related Party Transactions

17. Related Party Transactions

The Company utilizes a transportation equipment dealer, primarily to assist in procurement and disposal of the Company’s fleet under the direction of the Company’s CFO. The transportation equipment dealer also provides consulting services to the Company, assisting with fleet valuations in its acquisition efforts. These fleet valuation services are provided free of charge. The transportation equipment dealer is a company controlled by a family member of the Company’s Chairman and CEO. The fleet procurement and disposal services are provided on a non-contractual basis for a commission equal to 1% of the value of the purchase and sale price of the Company’s vehicles. The Company paid the transportation equipment dealer $0.9 million and $0.4 million for each of the years ended June 30, 2012 and 2011, respectively.

These transactions are measured at the exchange amount which is the amount of consideration established and agreed to by the related parties.